Employee Benefits - Summary of Defined Benefit Plans (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	₨ (147)
Present value of unfunded obligation				₨ (1,042)	₨ (147)
Recognized asset/(liability)	(147)	₨ (147)		(1,042)	(147)
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	(607)	(501)	₨ (692)
Defined benefit obligation at the end of the year	(1,042)	(147)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at the beginning of the year	8,507	7,919
Acquisitions (Note 32)	109	28
Recognized asset/(liability)	8,507	7,919	7,919	₨ 9,443	₨ 8,507
Expected return on plan assets	558	483
Employer contributions	254	59
Benefits paid	(34)
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	49	18
Defined benefit obligation at the end of the year	₨ 9,443	₨ 8,507	₨ 7,919